[LOGO]




                                 MENTOR FUNDS
                 Supplement to Class Y (Institutional) Shares
                      Prospectus dated December 15, 1998


MENTOR INCOME & GROWTH PORTFOLIO and MENTOR HIGH INCOME PORTFOLIO are managed by a team of investment professionals at Mentor Advisors; MENTOR MUNICIPAL INCOME PORTFOLIO is managed by Messrs. George J. Kimball and James T. Colby, III of Mentor Advisors. Mr. Kimball has been employed by Evergreen Investment Management Company since 1991, serving as an analyst before becoming a Vice President and Portfolio Manager. He has more than 10 years of investment experience. Mr. Colby is a Vice President of First Union National Bank and has been associated with Evergreen Asset Management Corporation and its predecessor since 1992, and with Evergreen Investment Management since 1998. Messrs. Kimball and Colby are co-managers of Evergreen Municipal Bond Fund; Mr. Colby is also the manager of Evergreen High Grade Municipal Bond Fund. Each of Messrs. Kimball and Colby became an employee of Mentor Advisors in June 1999.

Until June 1999, Wellington Management Company, LLP served as sub-adviser to Mentor Income & Growth Portfolio, and Van Kampen American Capital Management, Inc. served as sub-adviser to Mentor High Income Portfolio and Mentor Municipal Income Portfolio. Those sub-advisory agreements are no longer in effect.

IF YOU WOULD LIKE ADDITIONAL INFORMATION CONCERNING ANY OF THE PORTFOLIOS, PLEASE CALL MENTOR SERVICES COMPANY, INC. AT 1-800-869-6042.

July 1, 1999

MK 1363

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[LOGO]




                                 MENTOR FUNDS
                       Supplement to Class A & B Shares
                      Prospectus dated December 15, 1998


MENTOR INCOME & GROWTH PORTFOLIO and MENTOR HIGH INCOME PORTFOLIO are managed by a team of investment professionals at Mentor Advisors; MENTOR MUNICIPAL INCOME PORTFOLIO is managed by Messrs. George J. Kimball and James T. Colby, III of Mentor Advisors. Mr. Kimball has been employed by Evergreen Investment Management Company since 1991, serving as an analyst before becoming a Vice President and Portfolio Manager. He has more than 10 years of investment experience. Mr. Colby is a Vice President of First Union National Bank and has been associated with Evergreen Asset Management Corporation and its predecessor since 1992, and with Evergreen Investment Management since 1998. Messrs. Kimball and Colby are co-managers of Evergreen Municipal Bond Fund; Mr. Colby is also the manager of Evergreen High Grade Municipal Bond Fund. Each of Messrs. Kimball and Colby became an employee of Mentor Advisors in June 1999.

Until June 1999, Wellington Management Company, LLP served as sub-adviser to Mentor Income & Growth Portfolio, and Van Kampen American Capital Management, Inc. served as sub-adviser to Mentor High Income Portfolio and Mentor Municipal Income Portfolio. Those sub-advisory agreements are no longer in effect.

IF YOU WOULD LIKE ADDITIONAL INFORMATION CONCERNING ANY OF THE PORTFOLIOS, PLEASE CALL MENTOR SERVICES COMPANY, INC. AT 1-800-869-6042.

July 1, 1999

MK 1362